Significant accounting policies - Basic and diluted earnings per ordinary share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Profits (loss) attributable to Himax Technologies, Inc. stockholders		$ 436,896	$ 47,134	$ (13,614)
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding		349,228	345,708	345,101
Basic earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 1.25	$ 0.14	$ (0.04)
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ 2.50	$ 0.27	$ (0.08)

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2019, 2020 and 2021 is 172,550 thousand, 172,854 thousand and 174,614 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2019, 2020 and 2021 is 172,550 thousand, 173,383 thousand and 174,867 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.